Disposition of a subsidiary	12 Months Ended
Sep. 30, 2022
Disposition of a subsidiary
Disposition of a subsidiary

Note 18 - Disposition of a subsidiary

On September 27, 2021, an agreement was signed to divest 100% interest in Forest Food to a third party for total cash consideration of RMB 18.2 million (approximately $2.82 million) on October 1, 2021. As of September 30, 2021, the net assets of Forest Food were RMB 17.7 million (approximately $2.75 million), the gain of disposal of discontinued operations was RMB 0.48 million (approximately $74,000). The divestment was completed on October 1, 2021. The Company received the whole proceed of disposal on November 5, 2021.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of September 30, 2022 and 2021.

	As of	As of
	September 30,	September 30,
	2022	2021
Carrying amounts of major classes of assets held for sale:
Cash	-	$10,610
Accounts receivable, net	-	168,203
Advances to suppliers	-	-
Due from related parties	-	3,913,260
Inventories	-	-
Other receivables	-	27,074
Property, plant and equipment	-	173,289
Operating lease right-of-use assets, net	-	-
Total assets of disposal group	-	$4,292,436

Carrying amounts of major classes of liabilities held for sale:
Short-term bank loan	-	$1,299,104
Accounts payable	-	181,391
Other current liabilities	-	61,828
Total liabilities of disposal group	-	$1,542,323

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive income (loss) for the years ended September 30, 2022 and 2021.

	For the Years Ended September 30,
	2022	2021
Revenue	-	$2,022,846
Cost of revenues	-	(1,783,156)
Gross profit	-	239,690
Operating expenses	-	(221,586)
Income from operations	-	18,104
Other expenses	-	(69,875)
Income before income taxes	-	(51,771)
Provision for income taxes	-	419
Net loss from discontinued operations, net of tax	-	$(51,352)